Securitized Mortgage Trusts - Securitized Mortgage Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Apr. 15, 2020
Securitized Mortgage Borrowings
Securitized mortgage borrowings	$ 1,614,862	$ 2,086,557
Bond losses	$ 2,200,000	2,200,000
Range of interest rates
Reference rate (as a percent)			8.90%
Minimum
Range of interest rates
Interest rate margin adjustment trigger, percentage of unpaid principal balance to original issuance amount	10.00%
Maximum
Range of interest rates
Interest rate margin adjustment trigger, percentage of unpaid principal balance to original issuance amount	20.00%
One Month LIBOR
Range of interest rates
Applicable margin (as a percent)	0.10%
Securitized mortgage borrowings
Securitized Mortgage Borrowings
Subtotal contractual principal balance (3)	$ 3,933,200	4,587,200
Fair value adjustment	(2,318,300)	(2,500,600)
Securitized mortgage borrowings	1,614,900	2,086,600
2002
Securitized Mortgage Borrowings
Original Issuance Amount	3,876,100
Securitized mortgage borrowings	$ 2,700	3,400
2002 | Minimum
Range of interest rates
Fixed interest rate (as a percent)	5.25%
Interest Rate Margins after Contractual Call Date (as a percent)	0.54%
2002 | Maximum
Range of interest rates
Fixed interest rate (as a percent)	12.00%
Interest Rate Margins after Contractual Call Date (as a percent)	3.68%
2002 | One Month LIBOR | Minimum
Range of interest rates
Applicable margin (as a percent)	0.27%
2002 | One Month LIBOR | Maximum
Range of interest rates
Applicable margin (as a percent)	2.75%
2003
Securitized Mortgage Borrowings
Original Issuance Amount	$ 5,966,100
Securitized mortgage borrowings	$ 12,900	19,100
2003 | Minimum
Range of interest rates
Fixed interest rate (as a percent)	4.34%
Interest Rate Margins after Contractual Call Date (as a percent)	0.54%
2003 | Maximum
Range of interest rates
Fixed interest rate (as a percent)	12.75%
Interest Rate Margins after Contractual Call Date (as a percent)	4.50%
2003 | One Month LIBOR | Minimum
Range of interest rates
Applicable margin (as a percent)	0.27%
2003 | One Month LIBOR | Maximum
Range of interest rates
Applicable margin (as a percent)	3.00%
2004
Securitized Mortgage Borrowings
Original Issuance Amount	$ 17,710,700
Securitized mortgage borrowings	$ 210,900	287,300
2004 | Minimum
Range of interest rates
Fixed interest rate (as a percent)	3.58%
Interest Rate Margins after Contractual Call Date (as a percent)	0.50%
2004 | Maximum
Range of interest rates
Fixed interest rate (as a percent)	5.56%
Interest Rate Margins after Contractual Call Date (as a percent)	3.75%
2004 | One Month LIBOR | Minimum
Range of interest rates
Applicable margin (as a percent)	0.25%
2004 | One Month LIBOR | Maximum
Range of interest rates
Applicable margin (as a percent)	2.50%
2005
Securitized Mortgage Borrowings
Original Issuance Amount	$ 13,387,700
Securitized mortgage borrowings	$ 1,198,200	1,404,600
2005 | Minimum
Range of interest rates
Interest Rate Margins after Contractual Call Date (as a percent)	0.48%
2005 | Maximum
Range of interest rates
Interest Rate Margins after Contractual Call Date (as a percent)	4.35%
2005 | One Month LIBOR | Minimum
Range of interest rates
Applicable margin (as a percent)	0.24%
2005 | One Month LIBOR | Maximum
Range of interest rates
Applicable margin (as a percent)	2.90%
2006
Securitized Mortgage Borrowings
Original Issuance Amount	$ 5,971,400
Securitized mortgage borrowings	$ 1,626,000	1,860,300
Range of interest rates
Fixed interest rate (as a percent)	6.25%
2006 | Minimum
Range of interest rates
Interest Rate Margins after Contractual Call Date (as a percent)	0.20%
2006 | Maximum
Range of interest rates
Interest Rate Margins after Contractual Call Date (as a percent)	4.13%
2006 | One Month LIBOR | Minimum
Range of interest rates
Applicable margin (as a percent)	0.10%
2006 | One Month LIBOR | Maximum
Range of interest rates
Applicable margin (as a percent)	2.75%
2007
Securitized Mortgage Borrowings
Original Issuance Amount	$ 3,860,500
Securitized mortgage borrowings	$ 882,500	$ 1,012,500
2007 | Minimum
Range of interest rates
Interest Rate Margins after Contractual Call Date (as a percent)	0.12%
2007 | Maximum
Range of interest rates
Interest Rate Margins after Contractual Call Date (as a percent)	3.00%
2007 | One Month LIBOR | Minimum
Range of interest rates
Applicable margin (as a percent)	0.06%
2007 | One Month LIBOR | Maximum
Range of interest rates
Applicable margin (as a percent)	2.00%